CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net loss for the year	$ (21,545,692)	$ (18,135,897)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	14,907	315,273
Depreciation	5,545	7,623
Loss on settlement of debt	70,221	495,101
Loss on sale of equipment	0	9,432
Write-down of property, plant and equipment	556,558	0
Accretion of convertible notes	10,463,666	9,573,212
Non cash restructure expense	0	1,399,148
Gain on disposition of marketable securities	(48,360)	0
Impairment loss on marketable securities	13,769	46,629
Changes in non-cash working capital:
Net (increase) decrease in deposits and advances	436,334	(236,508)
Net decrease in accounts payable and accrued expenses	(858,505)	(2,378,703)
Net cash used in operating activities	(10,891,557)	(8,904,690)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable securities	48,456	0
Purchase of property, plant and equipment	(350,000)	0
Proceeds from sales of equipment	0	165,000
Net cash provided by (used in) investing activities	(301,544)	165,000
Cash Flows from Financing Activities:
Proceeds from the issuance of debt	0	11,989,575
Proceeds from the issuance of common shares	38,425,875	679,990
Financing fees	(141,887)	(1,018,130)
Settlement of debt	(694,730)	0
Net cash provided by financing activities	37,589,258	11,651,435
Change in Cash and Cash Equivalents:
Net increase in cash and cash equivalents	26,396,157	2,911,745
Cash and cash equivalents - beginning of year	9,350,892	6,439,147
Cash and cash equivalents - end of year	35,747,049	9,350,892
Supplemental Cash Flow Information:
Cash paid for interest	$ 749,311	$ 57,310